Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: February 11, 2026

Payment Date	2/17/2026
Collection Period Start	1/1/2026
Collection Period End	1/31/2026
Interest Period Start	1/15/2026
Interest Period End	2/16/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$82,699,544.86	$22,297,098.42	$60,402,446.44	0.191876	Oct-27
Class A-2b Notes	$20,701,156.70	$5,581,357.55	$15,119,799.15	0.191876	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$594,990,701.56	$27,878,455.97	$567,112,245.59

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$615,168,194.68	$586,511,129.89	0.525489
YSOC Amount	$17,464,503.14	$16,685,894.32
Adjusted Pool Balance	$597,703,691.54	$569,825,235.57
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$82,699,544.86	4.61000%	30/360	$317,704.08
Class A-2b Notes	$20,701,156.70	4.02735%	ACT/360	$76,423.24
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$594,990,701.56			$2,302,944.73

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$615,168,194.68	$586,511,129.89
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$597,703,691.54	$569,825,235.57
Number of Receivables Outstanding	36,554	35,661
Weighted Average Contract Rate	7.58%	7.58%
Weighted Average Remaining Term (months)	42.3	41.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,997,223.13
Principal Collections	$28,359,110.88
Liquidation Proceeds	$196,720.74
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,553,054.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,553,054.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$512,640.16	$512,640.16	$—	$—	$32,040,414.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,040,414.59
Interest - Class A-2a Notes	$317,704.08	$317,704.08	$—	$—	$31,722,710.51
Interest - Class A-2b Notes	$76,423.24	$76,423.24	$—	$—	$31,646,287.27
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$30,130,927.27
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$29,876,801.94
First Allocation of Principal	$—	$—	$—	$—	$29,876,801.94
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$29,832,588.19
Second Allocation of Principal	$3,465,465.99	$3,465,465.99	$—	$—	$26,367,122.20
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,321,100.12
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,471,100.12
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,422,003.87
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,572,003.87
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,572,003.87
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,859,013.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,859,013.89
Remaining Funds to Certificates	$1,859,013.89	$1,859,013.89	$—	$—	$—
Total	$32,553,054.75	$32,553,054.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,464,503.14
Increase/(Decrease)	$(778,608.82)
Ending YSOC Amount	$16,685,894.32

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$597,703,691.54	$569,825,235.57
Note Balance	$594,990,701.56	$567,112,245.59
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	28	$297,953.91
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	103	$196,720.74
Monthly Net Losses (Liquidation Proceeds)			$101,233.17
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.39%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$1,948,012.84
Cumulative Net Loss Ratio			0.17%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	56	$1,075,877.43
60-89 Days Delinquent	0.06%	18	$371,679.79
90-119 Days Delinquent	0.02%	4	$112,525.83
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	78	$1,560,083.05

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$97,426.98
Total Repossessed Inventory		6	$156,006.47

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$484,205.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.46	0.08%	24	0.07%